Cover	May 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	0-28331
Entity Registrant Name	CAPSTONE COMPANIES, INC.
Entity Central Index Key	0000814926
Entity Tax Identification Number	84-1047159
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	431 Fairway Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Deerfield Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33441
City Area Code	954
Local Phone Number	570-8889
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false